LEASE - Operating lease expense reported in the consolidated statements (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost
Operating lease cost	$ 181,431	$ 140,062	$ 122,333